Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 97.4%
Australia - 4.8%
BlueScope Steel Ltd.	837,400	$ 12,791,947
Charter Hall Group, REIT	588,032	7,633,555
Omni Bridgeway Ltd. (A)	2,224,069	2,036,749
Qantas Airways Ltd.	2,213,100	15,459,843
SGH Ltd.	94,500	3,113,041
Whitehaven Coal Ltd.	661,000	2,735,658
Yancoal Australia Ltd. (B)	744,800	3,025,041
		46,795,834
Austria - 0.6%
Strabag SE	60,900	5,726,722
Belgium - 3.0%
Barco NV	252,734	3,954,237
D'ieteren Group (B)	62,808	12,457,368
Fagron (B)	224,348	5,568,562
Groupe Bruxelles Lambert NV	86,727	7,284,398
		29,264,565
Denmark - 1.9%
Scandinavian Tobacco Group AS (C)	834,928	10,939,622
Schouw & Co. AS	81,867	7,710,136
		18,649,758
Finland - 0.8%
Enento Group OYJ (C)	175,200	3,107,039
Raisio OYJ, V Shares	1,509,983	4,325,211
		7,432,250
France - 6.2%
Coface SA	648,300	12,074,183
Elis SA (B)	646,500	17,883,919
ICADE, REIT (B)	81,800	1,952,884
JCDecaux SE	329,800	5,438,512
Kaufman & Broad SA	256,029	9,145,239
Tikehau Capital SCA (B)	154,100	3,446,833
Virbac SACA	26,300	10,429,707
		60,371,277
Germany - 4.6%
Borussia Dortmund GmbH & Co. KGaA	522,280	2,178,474
DWS Group GmbH & Co. KGaA (C)	129,300	7,783,637
Eckert & Ziegler SE	33,300	2,534,730
Elmos Semiconductor SE	73,200	7,351,150
Gerresheimer AG	150,800	7,465,389
K&S AG	197,200	2,988,591
SAF-Holland SE	480,888	8,714,771
SUSS MicroTec SE	105,100	3,840,481
Takkt AG	288,113	1,772,202
		44,629,425
Greece - 1.2%
Motor Oil Hellas Corinth Refineries SA	405,551	11,653,671
Hong Kong - 0.4%
Great Eagle Holdings Ltd.	1,591,493	2,984,303
Pacific Textiles Holdings Ltd.	6,520,600	1,221,055
		4,205,358
	Shares	Value
COMMON STOCKS (continued)
Ireland - 3.6%
Bank of Ireland Group PLC	2,227,700	$ 30,011,262
C&C Group PLC	2,148,385	5,027,632
		35,038,894
Italy - 2.8%
BFF Bank SpA (A)(C)	972,600	11,576,576
Buzzi SpA	301,500	15,730,956
		27,307,532
Japan - 32.6%
A&D HOLON Holdings Co. Ltd.	449,900	6,044,412
Air Water, Inc.	430,000	6,395,822
Capcom Co. Ltd.	798,700	20,528,920
CKD Corp.	476,400	8,640,279
DTS Corp.	367,500	12,233,753
Fuji Corp.	492,100	9,266,034
FULLCAST Holdings Co. Ltd.	234,500	2,610,912
Furyu Corp.	155,100	1,088,168
Galilei Co. Ltd.	250,300	5,510,584
GMO internet group, Inc.	480,700	12,412,771
Hikari Tsushin, Inc.	62,300	16,822,653
Horiba Ltd.	180,100	13,423,899
Hosokawa Micron Corp.	106,500	3,820,723
Japan Petroleum Exploration Co. Ltd.	949,300	6,893,127
Kadokawa Corp.	223,400	5,472,411
Kaken Pharmaceutical Co. Ltd.	83,000	2,177,374
Katitas Co. Ltd.	215,600	3,641,467
Kumiai Chemical Industry Co. Ltd.	744,300	4,022,576
MatsukiyoCocokara & Co.	351,200	7,226,615
MEITEC Group Holdings, Inc.	336,800	7,064,313
Nakanishi, Inc.	570,800	7,407,530
Nextage Co. Ltd.	157,300	1,980,853
Nichiha Corp.	293,500	6,159,997
Nippon Parking Development Co. Ltd. (B)	2,525,300	4,454,442
Organo Corp.	150,800	9,440,000
Paramount Bed Holdings Co. Ltd.	409,000	6,723,548
PCA Corp.	404,400	5,014,775
Rohto Pharmaceutical Co. Ltd.	451,500	6,509,025
RS Technologies Co. Ltd.	150,800	3,140,000
Sanwa Holdings Corp.	761,800	20,904,034
Square Enix Holdings Co. Ltd.	292,500	19,920,259
Starts Corp., Inc.	110,200	3,343,269
Takasago Thermal Engineering Co. Ltd.	318,800	15,593,294
TKC Corp.	128,300	3,862,613
Token Corp.	82,700	7,699,655
Topcon Corp.	256,100	5,595,819
USS Co. Ltd.	1,353,500	14,778,102
Wakita & Co. Ltd.	372,400	4,343,844
Yonex Co. Ltd.	677,300	13,393,293
		315,561,165
Netherlands - 5.4%
Euronext NV (C)	86,480	13,974,636
Koninklijke Vopak NV (B)	231,100	11,045,063
Van Lanschot Kempen NV (B)	407,700	26,659,800
		51,679,499
Transamerica Funds

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Norway - 4.0%
ABG Sundal Collier Holding ASA	7,264,527	$ 4,925,603
Aker ASA, Class A	160,700	11,082,544
Protector Forsikring ASA	295,800	14,477,139
Var Energi ASA	2,225,000	7,674,418
		38,159,704
Republic of Korea - 1.6%
Eugene Technology Co. Ltd.	321,609	10,377,850
Value Added Technology Co. Ltd.	291,900	4,977,960
		15,355,810
Singapore - 0.8%
ASMPT Ltd.	844,900	7,200,485
Spain - 2.4%
Fluidra SA	164,900	4,132,516
Logista Integral SA	468,064	14,828,126
Vidrala SA	40,900	4,410,793
		23,371,435
Sweden - 2.3%
Cloetta AB, B Shares	3,036,800	9,778,067
Husqvarna AB, B Shares	797,400	4,336,755
Ratos AB, B Shares	679,600	2,411,758
Trelleborg AB, B Shares (B)	155,300	5,650,878
		22,177,458
Switzerland - 4.0%
Swissquote Group Holding SA	57,476	38,529,618
United Kingdom - 14.4%
Barratt Redrow PLC	2,629,128	12,989,341
Bellway PLC	364,700	11,992,861
Burberry Group PLC (A)	371,400	6,329,765
Clarkson PLC	174,900	7,980,416
Domino's Pizza Group PLC	2,079,400	6,596,274
Howden Joinery Group PLC	1,005,000	11,679,827
ICG PLC	351,035	10,097,084
IG Group Holdings PLC	1,093,335	16,316,213
Inchcape PLC	437,100	4,052,337
Informa PLC	1,291,527	14,808,496
Lancashire Holdings Ltd.	768,200	6,350,915
	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Morgan Sindall Group PLC	170,800	$ 10,353,525
Oxford Metrics PLC (B)	1,054,200	643,210
Savills PLC	663,900	8,583,670
Schroders PLC	2,023,000	10,446,248
		139,220,182
Total Common Stocks (Cost $681,481,256)		942,330,642
PREFERRED STOCK - 0.5%
Italy - 0.5%
Danieli & C Officine Meccaniche SpA
1.16% (D)	165,190	5,383,981
Total Preferred Stock (Cost $2,868,739)		5,383,981
OTHER INVESTMENT COMPANY - 0.5%
Securities Lending Collateral - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.27% (D)	4,540,003	4,540,003
Total Other Investment Company (Cost $4,540,003)		4,540,003

	Principal	Value
REPURCHASE AGREEMENT - 1.5%
Fixed Income Clearing Corp., 1.80% (D), dated 07/31/2025, to be repurchased at $14,401,914 on 08/01/2025. Collateralized by a U.S. Government Obligation, 3.75% due 04/30/2027, and with a value of $14,689,242.	$ 14,401,194	14,401,194
Total Repurchase Agreement (Cost $14,401,194)		14,401,194
Total Investments (Cost $703,291,192)		966,655,820
Net Other Assets (Liabilities) - 0.1%		970,929
Net Assets - 100.0%		$ 967,626,749
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Capital Markets	13.9%	$134,591,430
Machinery	5.8	56,181,750
Oil, Gas & Consumable Fuels	4.5	43,026,978
Building Products	4.4	42,657,325
Entertainment	4.4	42,627,653
Household Durables	4.3	41,827,096
Insurance	3.4	32,902,237
Semiconductors & Semiconductor Equipment	3.3	31,909,966
Banks	3.1	30,011,262
Electronic Equipment, Instruments & Components	3.0	29,018,367
Industrial Conglomerates	2.9	27,905,197
Transamerica Funds

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Media	2.7%	$25,719,419
IT Services	2.5	24,646,524
Commercial Services & Supplies	2.5	24,110,563
Food Products	2.3	21,813,414
Health Care Equipment & Supplies	2.2	21,643,768
Financial Services	2.2	20,897,723
Trading Companies & Distributors	2.0	19,136,712
Real Estate Management & Development	1.9	18,552,709
Specialty Retail	1.7	16,758,955
Professional Services	1.7	16,644,877
Distributors	1.7	16,509,705
Construction & Engineering	1.7	16,080,247
Construction Materials	1.6	15,730,956
Passenger Airlines	1.6	15,459,843
Air Freight & Logistics	1.5	14,828,126
Leisure Products	1.5	14,481,461
Chemicals	1.4	13,406,989
Metals & Mining	1.3	12,791,947
Pharmaceuticals	1.3	12,607,081
Tobacco	1.1	10,939,622
Diversified REITs	1.0	9,586,439
Automobile Components	0.9	8,714,771
Marine Transportation	0.8	7,980,416
Textiles, Apparel & Luxury Goods	0.8	7,550,820
Life Sciences Tools & Services	0.8	7,465,389
Consumer Staples Distribution & Retail	0.7	7,226,615
Hotels, Restaurants & Leisure	0.7	6,596,274
Personal Care Products	0.7	6,509,025
Software	0.6	5,657,985
Health Care Providers & Services	0.6	5,568,562
Beverages	0.5	5,027,632
Containers & Packaging	0.5	4,410,793
Investments	98.0	947,714,623
Short-Term Investments	2.0	18,941,197
Total Investments	100.0%	$ 966,655,820
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$—	$942,330,642	$—	$942,330,642
Preferred Stock	—	5,383,981	—	5,383,981
Other Investment Company	4,540,003	—	—	4,540,003
Repurchase Agreement	—	14,401,194	—	14,401,194
Total Investments	$4,540,003	$962,115,817	$—	$966,655,820
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $15,643,645, collateralized by cash collateral of $4,540,003 and non-cash collateral, such as U.S. government securities of $12,033,984. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

Transamerica Funds

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(C)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, the total value of 144A securities is $47,381,510, representing 4.9% of the Fund's net assets.

(D)	Rate disclosed reflects the yield at July 31, 2025.
(E)
There were no transfers in or out of Level 3 during the period ended July 31, 2025. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica International Small Cap Value

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica International Small Cap Value (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Funds

Transamerica International Small Cap Value

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds